Shareholder Report, Holdings (Details) - Digital Asset Debt Strategy ETF	May 31, 2026
Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Strive, Inc. Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Galaxy Digital Holdings LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Bit Digital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cleanspark, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax Crypto Industry & Tech Portfolio Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Customers Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alliance Resource Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Consumer Finance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diversified Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%